Convertible Notes (Detail) $ in Thousands	Jun. 30, 2015 USD ($)
Debt Instrument [Line Items]
Total convertible notes payable - related party	$ 1,458
Related Party | Convertible Notes Payable
Debt Instrument [Line Items]
Convertible promissory notes	1,893
Accrued interest	11
Less: Debt discount	(446)
Total convertible notes payable - related party	$ 1,458